Employee Compensation - Share-Based Compensation - Summary of Ranges of Values used for each Option Pricing Assumption (Detail) - yr	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield		4.20%
Expected share price volatility	20.90%	16.80%
Risk-free rate of return	3.20%
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield	4.50%
Risk-free rate of return		1.80%
Expected period until exercise (in years)	6.5	6.5
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield	4.60%
Risk-free rate of return		1.90%
Expected period until exercise (in years)	7	7